Investments Accounted for Using the Equity Method - Summary of Ownership Interest in Equity Accounted Investments (Detail)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of significant investments in associates and joint ventures [Line Items]
Reporting date	--06-30
Carbones del Cerrejon LLC [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Country of incorporation	Anguilla
Principal place of business	Colombia/Ireland
Principal activity	Coal mining in Colombia
Reporting date	--12-31
Ownership interest	33.33%	33.33%
Compania Minera Antamina S.A. [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Country of incorporation	Peru
Principal place of business	Peru
Principal activity	Copper and zinc mining
Reporting date	--12-31
Ownership interest	33.75%	33.75%
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Country of incorporation	Brazil
Principal place of business	Brazil
Principal activity	Iron ore mining
Reporting date	--12-31
Ownership interest	50.00%	50.00%